Pension, Postretirement and Postemployment Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2022	Dec. 26, 2021
Pension Plans Defined Benefit
Pension, Postretirement and Postemployment Benefits [Line Items]
Pension Expense	$ 1,305	$ 1,346